Income Taxes - Movements in Deferred Tax Assets (Liabilities) (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	₩ (441,187)	₩ (142,720)
Inc. (Dec.)	161,081	(298,467)
Ending	(280,106)	(441,187)
Allowance for credit losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	273,994	213,119
Inc. (Dec.)	(92,851)	60,875
Ending	181,143	273,994
Reserve for technology developments [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(37,987)	(91,960)
Inc. (Dec.)	37,987	53,973
Ending		(37,987)
Property, plant and equipment depreciation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	14,641	(11,639)
Inc. (Dec.)	(4,804)	26,280
Ending	9,837	14,641
Share of profit or loss of equity-accounted investees [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	196,042	70,259
Inc. (Dec.)	31,552	125,783
Ending	227,594	196,042
Allowance for inventories valuation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	10,780	15,651
Inc. (Dec.)	(104)	(4,871)
Ending	10,676	10,780
Property, plant and equipment revaluation [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(1,828,164)	(1,524,149)
Inc. (Dec.)	(33,548)	(304,015)
Ending	(1,861,712)	(1,828,164)
Prepaid expenses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	20,000	19,665
Inc. (Dec.)	(2,741)	335
Ending	17,259	20,000
Property, plant and equipment impairment loss [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	5,540	5,295
Inc. (Dec.)	(927)	245
Ending	4,613	5,540
Gain or loss on foreign currency [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(48,472)	(5,957)
Inc. (Dec.)	10,462	(42,515)
Ending	(38,010)	(48,472)
Defined benefit obligations [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	430,117	361,838
Inc. (Dec.)	70,334	68,279
Ending	500,451	430,117
Plan assets [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(397,621)	(355,661)
Inc. (Dec.)	(66,940)	(41,960)
Ending	(464,561)	(397,621)
Provision for construction losses [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	441	997
Inc. (Dec.)	6,964	(556)
Ending	7,405	441
Provision for construction warranty [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	28,717	24,322
Inc. (Dec.)	41,601	4,395
Ending	70,318	28,717
Accrued income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(12,915)	(9,441)
Inc. (Dec.)	(179)	(3,474)
Ending	(13,094)	(12,915)
Other [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	694,317	750,151
Inc. (Dec.)	(233,026)	(55,834)
Ending	461,291	694,317
Temporary differences [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(650,570)	(537,510)
Inc. (Dec.)	(236,220)	(113,060)
Ending	(886,790)	(650,570)
Changes in fair value of investments in equity instruments measured at fair value through other comprehensive income [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	(49,236)	(50,507)
Inc. (Dec.)	206,121	1,271
Ending	156,885	(49,236)
Other deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	72,161	51,832
Inc. (Dec.)	58,111	20,329
Ending	130,272	72,161
Deferred income taxes recognized directly to equity [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	22,925	1,325
Inc. (Dec.)	264,232	21,600
Ending	287,157	22,925
Tax credit carryforward and others [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	118,032	307,335
Inc. (Dec.)	(2,443)	(189,303)
Ending	115,589	118,032
Investments in subsidiaries, associates and joint ventures [member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning	68,426	86,130
Inc. (Dec.)	135,512	(17,704)
Ending	₩ 203,938	₩ 68,426